Concentrations (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) item	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Concentrations
Revenues	$ 1,001,251	$ 608,917	$ 2,006,690	$ 1,085,399	$ 2,648,108	$ 1,179,603
Number of financial advisors | item			2
Supplier Expenditures, Total | Financial Advisor One
Concentrations
Concentration risk (as a percent)	12.00%
Supplier Expenditures, Total | Supplier Concentration Risk | Supplier One
Concentrations
Total expense	$ 287,000		$ 582,000		$ 679,481
Concentration risk (as a percent)			15.00%		10.10%
Accounts Receivable | Customer Concentration Risk | Customer One
Concentrations
Concentration risk (as a percent)			25.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentrations
Concentration risk (as a percent)			12.00%
Accounts Payable | Supplier Concentration Risk | Financial Advisor One
Concentrations
Concentration risk (as a percent)			25.00%
Accounts Payable | Supplier Concentration Risk | Financial Advisor Two
Concentrations
Concentration risk (as a percent)			12.00%
Accounts Payable | Supplier Concentration Risk | Development Firm
Concentrations
Concentration risk (as a percent)			10.00%
Accounts Payable | Supplier Concentration Risk | Legal Firm
Concentrations
Concentration risk (as a percent)			16.00%
Accounts Payable | Supplier Concentration Risk | Supplier One
Concentrations
Concentration risk (as a percent)					13.20%